Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	107,800,000	107,800,000
Ordinary shares, shares issued	4,797,252	1,653,559
Ordinary shares, shares outstanding	4,797,252	1,653,559